CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Ordinary Shares	Additional Paid-in Capital	Other Undenominated Capital	Accumulated Other Comprehensive Loss	Retained Earnings
Beginning balance (in shares) at Dec. 31, 2024		80,756,860
Beginning balance at Dec. 31, 2024	$ 9,441,354	$ 6,586	$ 7,020,231	$ 1,304	$ (229,929)	$ 2,643,162
Comprehensive income (net of tax):
Net income	160,812					160,812
Currency translation adjustment	59,158				59,158
Movement on cash flow hedge	(2,420)				(2,420)
Total comprehensive income	217,550
Exercise of share options (in shares)		40,883
Exercise of share options	4,762	$ 3	4,759
Issue of restricted share units / performance share units (in shares)		27,046
Issue of restricted share units / performance share units	1	$ 1
Share based compensation expense	12,359		12,359
Share issuance costs	(5)		(5)
Repurchase of ordinary shares (in shares)		(1,360,537)
Repurchase of ordinary shares	(250,000)	$ (85)		85		(250,000)
Share repurchase costs	(150)					(150)
Ending balance (in shares) at Mar. 31, 2025		79,464,252
Ending balance at Mar. 31, 2025	9,425,871	$ 6,505	7,037,344	1,389	(173,191)	2,553,824
Beginning balance (in shares) at Dec. 31, 2024		80,756,860
Beginning balance at Dec. 31, 2024	$ 9,441,354	$ 6,586	7,020,231	1,304	(229,929)	2,643,162
Comprehensive income (net of tax):
Repurchase of ordinary shares (in shares)	(4,504,330)
Repurchase of ordinary shares	$ (750,000)
Ending balance (in shares) at Dec. 31, 2025	76,567,325	76,567,325
Ending balance at Dec. 31, 2025	$ 9,193,384	$ 6,305	7,131,956	1,606	(68,534)	2,122,051
Beginning balance (in shares) at Dec. 31, 2024		80,756,860
Beginning balance at Dec. 31, 2024	$ 9,441,354	$ 6,586	7,020,231	1,304	(229,929)	2,643,162
Comprehensive income (net of tax):
Repurchase of ordinary shares (in shares)	(4,504,330)
Ending balance (in shares) at Mar. 31, 2026	76,601,538	76,601,538
Ending balance at Mar. 31, 2026	$ 9,300,296	$ 6,307	7,160,610	1,606	(95,029)	2,226,802
Beginning balance (in shares) at Dec. 31, 2025	76,567,325	76,567,325
Beginning balance at Dec. 31, 2025	$ 9,193,384	$ 6,305	7,131,956	1,606	(68,534)	2,122,051
Comprehensive income (net of tax):
Net income	104,751					104,751
Currency translation adjustment	(26,495)				(26,495)
Movement on cash flow hedge	0
Total comprehensive income	78,256
Exercise of share options (in shares)		10,174
Exercise of share options	1,086	$ 1	1,085
Issue of restricted share units / performance share units (in shares)		24,039
Issue of restricted share units / performance share units	1	$ 1
Share based compensation expense	27,574		27,574
Share issuance costs	$ (5)		(5)
Repurchase of ordinary shares (in shares)	0
Ending balance (in shares) at Mar. 31, 2026	76,601,538	76,601,538
Ending balance at Mar. 31, 2026	$ 9,300,296	$ 6,307	$ 7,160,610	$ 1,606	$ (95,029)	$ 2,226,802